Earnings Per Share	9 Months Ended
Jun. 30, 2024
Earnings per share [abstract]
Earnings Per Share

17. EARNINGS PER SHARE

Basic and diluted earnings per share is calculated by dividing net profit (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the reporting period.

The calculation of earnings per share is as follows:

	Three months ended June 30,		Nine months ended June 30,
(In thousands of Euros, except share and per share information)	2024	2023	2024	2023
Weighted number of outstanding shares	187,827,437	182,721,369	187,522,182	182,721,369
Number of shares with dilutive effects	—	—	—	—
Weighted number of outstanding shares (diluted and undiluted)	187,827,437	182,721,369	187,522,182	182,721,369

Net profit attributable to ordinary shareholders	74,640	63,102	139,137	103,309
Basic	0.40	0.35	0.74	0.57
Diluted	0.40	0.35	0.74	0.57

The Company's management investment plan has no dilutive effect on the earnings per share calculation as all granted awards are settled by an immediate parent rather than by the Company itself. For further information please refer to Note 18 – Share-based compensation.